Related parties	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Related Party Explanatory
Note
31

Related parties
UBS

defines

related

parties

as

associates

(entities
that   are
significantly influenced

by UBS),

joint ventures

(entities in

which
UBS shares control with another party), post-employment benefit plans

for

UBS

employees,

key

management

personnel,

close
family members

of key management

personnel and entities

that
are,

directly

or

indirectly,

controlled

or

jointly

controlled

by

key
management

personnel

or

their

close

family

members.

Key
management

personnel

is

defined

as

members

of

the Board

of
Directors (BoD) and Group Executive Board (GEB).
a) Remuneration of key management personnel
The

Chairman of

the

BoD

has a

specific

management

employment

contract and

receives

pension

benefits upon

retirement.

Total
remuneration of the Chairman of the BoD and all GEB members is included in the table below.
Remuneration of key management

personnel
USD million, except where indicated 31.12.21 31.12.20 31.12.19
Base salaries and other cash payments
1
31 33 32
Incentive awards – cash
2
17 18 14
Annual incentive award under DCCP 26 27 21
Employer’s contributions to retirement benefit plans 3 3 3
Benefits in kind, fringe benefits (at market value) 1 1 1
Share-based compensation
3
45 47 37
Total 124 129 108
Total (CHF million)
4
113 121 107
1 May include role-based allowances in line

with market practice and regulatory requirements.

2 The cash portion may also include

blocked shares in line with regulatory requirements.

3 Compensation expense
is based on the

share price on grant

date taking into account

performance conditions. Refer

to Note 27 for

more information. For

GEB members, share-based

compensation for 2021, 2020

and 2019 was

entirely
composed of LTIP awards.For

the Chairman of the BoD the share-based compensation for 2021, 2020 and 2019 was entirely composed of UBS shares.

4 Swiss franc amounts disclosed represent the respective US
dollar amounts translated at the applicable performance award currency exchange rates (2021: USD /

CHF
0.92 ; 2020: USD / CHF 0.94 ; 2019: USD / CHF 0.99 ).
The independent members

of the BoD

do not have

employment
or service contracts

with UBS, and

thus are not

entitled to benefits
upon termination of their

service on the BoD.

Payments to these
individuals for their

services as

external board

members amounted
to

USD
7.5

million

(CHF
6.9

million)

in

2021,

USD
7.0

million
(CHF 6.6

million) in 2020 and USD
7.3

million (CHF
7.3

million) in
2019.
b) Equity holdings of key management personnel
Equity holdings of key management personnel
1
31.12.21 31.12.20
Number of shares held by members of the BoD, GEB and parties closely linked to them
2
4,597,006 5,288,317
1 No options were held in 2021 and 2020 by non-independent members of the BoD and any GEB member or any of its related

parties.

2 Excludes shares granted under variable

compensation plans with forfeiture
provisions.
Of

the

share

totals

above,

no

shares

were

held

by

close

family
members of

key management

personnel on

31 December 2021
and 31 December 2020. No shares were

held by entities that are
directly

or

indirectly

controlled

or

jointly

controlled

by

key
management

personnel

or

their

close

family

members

on
31 December 2021 and

31 December 2020. As

of 31 December
2021, no member of the BoD or

GEB was the beneficial owner of
more than 1% of UBS Group AG’s shares.
c) Loans, advances and mortgages to key management personnel
The non-independent members

of the BoD

and GEB members

are
granted

loans,

fixed

advances

and

mortgages

in

the

ordinary
course of business

on substantially the same

terms and conditions
that are available to other employees, including

interest rates and
collateral,

and

neither

involve

more

than

the

normal

risk

of
collectability nor

contain any

other unfavorable

features

for the
firm.

Independent

BoD

members

are

granted

loans

and
mortgages in

the ordinary

course of

business at

general market
conditions.
Movements in the

loan, advances and

mortgage balances are
as follows
Loans, advances and mortgages to key management

personnel
1
USD million, except where indicated 2021 2020
Balance at the beginning of the year 38 33
Additions 11 14
Reductions (15) (8)
Balance at the end of the year
2
34 38
Balance at the end of the year (CHF million)
2, 3
31 34
1 All loans are secured loans.

2 There were no unused uncommitted credit facilities as of 31

December 2021 and 31 December 2020.

3 Swiss franc amounts disclosed represent the respective US dollar amounts
translated at the relevant year-end closing exchange rate.
d) Other related-party transactions with entities controlled by key management personnel
In

2021

and

2020,

UBS

did

not

enter

into

transactions

with
entities

that

are

directly

or

indirectly

controlled

or

jointly
controlled

by

UBS’s

key

management

personnel

or

their

close
family

members

and

as

of

31 December

2021,

31 December
20 20
and

31

December

201
9
,

there

were

no

outstanding
balances related

to such

transactions. Furthermore,

in 2021

and
2020, entities

controlled by

key management

personnel did

not
sell any

goods or

provide any

services to

UBS, and

therefore did
not receive any

fees from UBS.

UBS also did

not provide services
to such entities in 2021 and 2020, and

therefore also received no
fees.
e) Transactions with associates and joint ventures
Loans to and outstanding receivables from associates

and joint ventures
USD million 2021 2020
Carrying amount at the beginning of the year 630 982
Additions 133 527
Reductions (497) (1,001)
Foreign currency translation (14) 123
Carrying amount at the end of the year

251 630
of which: unsecured loans and receivables 243 621
Other transactions with associates and

joint ventures
As of or for the year ended
USD million 31.12.21 31.12.20
Payments to associates and joint ventures for goods and services received
157 139
Fees received for services provided to associates and joint ventures 104 128
Liabilities to associates and joint ventures 127 91
Commitments and contingent liabilities to associates

and joint ventures
7 9
Refer to Note 29 for an overview of investments

in associates and joint ventures

UBS AG
Entity [Table]
Disclosure Of Related Party Explanatory
Note 31

Related parties
UBS

AG

defines

related

parties

as

associates

(entities

that

are
significantly influenced

by UBS),

joint ventures

(entities in

which
UBS shares control with another party), post-employment benefit plans for

UBS AG

employees, key

management personnel,

close
family members

of key management

personnel and entities

that
are,

directly

or

indirectly,

controlled

or

jointly

controlled

by

key
management

personnel

or

their

close

family

members.

Key
management

personnel

is

defined

as

members

of

the Board

of
Directors (BoD) and Executive Board (EB).
a) Remuneration of key management personnel
The

Chairman of

the

BoD

has a

specific

management

employment

contract and

receives

pension

benefits upon

retirement.

Total
remuneration of the Chairman of the BoD and all EB members is included in the table below.
The independent members

of the BoD

do not have

employment
or

service

contracts

with

UBS

AG,

and

thus

are

not

entitled

to
benefits upon termination

of their service

on the BoD.

Payments
to these

individuals for their

services as external

board members
amounted to USD 7.5

million (CHF
6.9

million) in 2021, USD
7.0
million

(CHF
6.6

million)

in

2020

and

USD
7.3

million

(CHF
7.3
million) in 2019.
b) Equity holdings of key management personnel
Equity holdings of key management personnel
1
31.12.21 31.12.20
Number of shares held by members of the BoD, EB and parties closely linked to them
2
4,175,515 4,956,640
1 No options were held in 2021 and 2020 by non-independent members of the BoD and any GEB member or any of its related

parties.

2 Excludes shares granted under variable

compensation plans with forfeiture
provisions.
Of

the

share

totals

above,

no

shares

were

held

by

close

family
members of

key management

personnel on

31 December 2021
and 31 December 2020. No shares were

held by entities that are
directly

or

indirectly

controlled

or

jointly

controlled

by

key
management

personnel

or

their

close

family

members

on
31 December 2021 and

31 December 2020. As

of 31 December
2021,

no member of

the BoD or EB

was the beneficial owner

of
more than 1% of UBS Group AG’s shares.
c) Loans, advances and mortgages to key management personnel
The non-independent members

of the BoD and

EB members are
granted

loans,

fixed

advances

and

mortgages

in

the

ordinary
course of business

on substantially the same

terms and conditions
that are available to other employees, including

interest rates and
collateral,

and

neither

involve

more

than

the

normal

risk

of
collectability nor

contain any

other unfavorable

features

for the
firm.

Independent

BoD

members

are

granted

loans

and
mortgages in

the ordinary

course of

business at

general market
conditions.
Movements in the

loan, advances and

mortgage balances are
as follows.
Loans, advances and mortgages to key management

personnel
1
USD million, except where indicated 2021 2020
Balance at the beginning of the year 31 23
Additions 11 13
Reductions (15) (5)
Balance at the end of the year
2
28 31
Balance at the end of the year (CHF million)
2, 3
25 28
1 All loans are secured loans.

2 There were no unused uncommitted credit facilities as of 31 December

2021 and 31 December 2020.

3 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.
d) Other related-party transactions with entities controlled by key management personnel
In 2021

and 2020,

UBS AG

did not

enter into

transactions with
entities

that

are
directly

or

indirectly

controlled

or

jointly
controlled by UBS AG’s key management personnel or their close family

members

and

as

of

31
  December 2021
,

31
  December
20 20
and

31

December

201
9
,

th
ere

were

no

outstanding
balances related

to such

transactions. Furthermore,

in 2021

and
2020, entities

controlled by

key management

personnel did

not
sell any

goods or

provide any

services to UBS

AG, and

therefore
did

not

receive

any

fees

from

UBS

AG.

UBS

AG

also

did

not
provide services to such entities in 2021 and 2020, and therefore also received no fees.
e) Transactions with associates and joint ventures
Loans to and outstanding receivables from associates

and joint ventures
USD million 2021 2020
Carrying amount at the beginning of the year 630 982
Additions 133 527
Reductions (497) (1,001)
Foreign currency translation (14) 123
Carrying amount at the end of the year

251 630
of which: unsecured loans and receivables 243 621
Other transactions with associates and

joint ventures
As of or for the year ended
USD million 31.12.21 31.12.20
Payments to associates and joint ventures for goods and services received
157 139
Fees received for services provided to associates and joint ventures 104 128
Liabilities to associates and joint ventures 127 91
Commitments and contingent liabilities to associates

and joint ventures
7 9
Refer to Note 29 for an overview of investments

in associates and joint ventures

f) Receivables and payables from / to UBS Group AG and other subsidiaries of UBS Group AG
USD million 31.12.21 31.12.20
Receivables
Loans and advances to customers 1,049 1,470
Financial assets at fair value held for trading 187 76
Other financial assets measured at amortized cost 45 38
Payables
Customer deposits 2,828 3,324
Funding from UBS Group AG 57,295 53,979
Other financial liabilities measured at amortized cost 1,887 1,820
Other financial liabilities designated at fair value
1
2,340 1,375
1 Represents funding recognized from UBS Group AG that is designated at fair value. Refer to Note

19b for more information.